SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM 12b-25

                        Commission File Number: 000-49969


                           NOTIFICATION OF LATE FILING

              (Check One): / / Form 10-K / / Form 11-K / / Form 2-F
                        /X/ Form 10-Q(SB) / / Form N-SAR

                         For Period Ended: June 30, 2002

      / / Transition Report on Form 10-K / / Transition Report on Form 10-Q / / Transition Report on Form 20-F / / Transition Report on Form N-SAR
                       / / Transition Report on Form 11-K

               For Transition Period Ended: ______________________

  Read attached instruction sheet before preparing form. Please print or type.

         Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: ______________________

                    ----------------------------------------

                         Part I. REGISTRANT INFORMATION

Full name of registrant: AMERICAN FAMILY COOKIES, INC.
                         -----------------------------------------------------

Former name if applicable:
                           -----------------------------------

Address of principal executive office
(Street and Number):     112 Wheeler Street, 37086
                         ------------------------------


City State and Zip Code:            Lavergne, TN
                        --------------------------------------

                                    PART II.
                             RULE 12b-25 (B) AND (C)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to this Rule 12b-25 (b), the following should be completed. (Check box if appropriate.)


 [X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;




 [X]       (b) The subject annual report on Form  10-K(SB),  will be filed on or
           filed  on  or  before  the  fifteenth   calendar  day  following  the
           prescribed  due date;  and

 [ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.



                                    PART III.
                                    NARRATIVE

         State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

         The Registrant is unable to file the subject report in a timely manner because its financial statements are not yet complete.


                                    PART IV.
                                OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification


         Robert R. Gregory              (270)             781-8453
------------------------------------    ------------------------------------
         (Name)                       (Area Code)  (Telephone Number)

         (2) Have all other periodic reports required under Section 13 of 15 (d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                           /X / Yes         /  / No

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                           /  /   Yes          /X/  No

         If  so:  attach  an  explanation  of  the  anticipated   change,   both
narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

         AMERICAN FAMILY COOKIES, INC. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

         Date: September 27, 2002      By : /s/Robert R. Gregory
                                            ----------------------------------
                                            Robert R. Gregory, President, CEO,
                                            CFO and Director